Short-term Borrowings	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
Short-term Borrowings
6.
SHORT-TERM BORROWINGS

	As of December 31,	As of June 30,
	2025	2026
	US$	US$
Short-term bank borrowings (i)	4,268,154	5,895,272
Loans from investor C (ii)	2,134,077	2,210,725
Short-term borrowings	6,402,231	8,105,997

(i)
Short-term bank borrowings

Short-term bank borrowings consist of RMB denominated borrowings from financial institutions in the PRC that are repayable within one year. The weighted average interest rates for the outstanding short-term bank borrowings as of December 31, 2025 and June 30, 2026 were 2.72% and 2.47%, respectively. As of December 31, 2025 and June 30, 2026, the repayments of all short-term bank borrowings are guaranteed by the Founders or third parties except for one loan from Bank of Beijing that started on December 28, 2025. As of December 31, 2025 and June 30, 2026, the Company had outstanding short-term bank loan balances payable to the following financial institutions:

			As of December 31,	As of June 30,
			2025	2026
Lender	Interest Rate	Maturity Date	US$	US$
Bank of Beijing Fuyu Sub-branch	3.00%	December 27, 2026	1,422,718	1,473,818
Bank of China Beijing Guomao Sub-branch	2.24%	March 12, 2027	1,422,718	1,473,818
China Merchants Bank Beijing Dayuncun Sub-branch	2.30%	December 18, 2026	1,422,718	1,473,818
Industrial and Commercial Bank of China Beijing Sub-branch	2.35%	June 9, 2027	-	1,473,818
Total Short-term borrowings			4,268,154	5,895,272
(ii)
Loans from investor C

On May 27, 2024, the Company and Beijing X-Charge Technology Co., Ltd. (“X-Charge Technology”) entered into an adjustment agreement on the convertible loan investment with investor C, pursuant to which all parties agreed that X-Charge Technology shall repay the loan principal in the amount of RMB15 million (equivalent to US$2.1 million) and applicable interest to investor C upon 180 days after the consummation of a qualified IPO.

Subsequently, the qualified IPO was consummated, making the total outstanding amount of RMB 16.13 million (approximately US$2.26 million), comprising principal and accrued interest, due on March 10, 2025. The Company failed to repay by this date, and pursuant to the agreement, overdue principal accrues default interest at a simple rate of 12% per annum from the date of default until full repayment.

On October 28, 2025, X-Charge Technology received a formal notice of arbitration from the China International Economic and Trade Arbitration Commission (“CIETAC”). The notice states that a claim was filed by Investor C seeking repayment of the outstanding principal and interest totaling RMB16.71 million (equivalent to US$2.33 million), plus default interest accruing at an annual rate of 12% from March 9, 2025 to May 31, 2025, as well as recovery of its legal fees and arbitration costs. The claim also demands joint and several liability from the Company, its German subsidiary, and its founders, Mr. Ding Rui and Mr. Hou Yifei.

On July 25, 2026, the CIETAC held its first hearing. No decision was reached at that hearing. Both parties are currently in the process of submitting supplementary evidence, and the matter remains pending before the CIETAC for further proceedings.

For the six months ended June 30, 2025 and 2026, the Company recognized interest expense on the loan from investor C of US$117,157 and US$130,072, respectively, consisting of contractual interest of US$38,900 and nil and default interest of US$78,257 and US$130,072 accruing at a simple rate of 12% per annum on the overdue principal from March 10, 2025 until full repayment.

As of June 30, 2026, the Company’s cumulative accrued interest amounted to US$514,100 related to the loans from investor C, which is recognized within Accrued Expenses and Other Current Liabilities.